Loss before income tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	$ 4,988,391	$ 6,198,588	$ 5,275,165
Revenue	16,722,000	17,341,000	2,412,000
Research and Development
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	2,283,646	3,638,310	2,837,231
Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	329,718	558,928	420,762
Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	1,755,027	2,001,349	2,017,172
Equity Settled Share Based Payment Transactions
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	4,368,391	6,198,588	5,275,165
Legal, Patent and Other Professional Fees
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	620,000
Research and Development Tax Incentive | Australian Government
Disclosure Of Loss Before Income Tax Line Item
Revenue	20,000,000
Other gains (losses)	(100,000)	1,800,000	1,500,000
Other income	100,000	1,800,000	1,500,000
Research and Development Tax Incentive | Australian Government | Change In Original Estimated Receivable Amount
Disclosure Of Loss Before Income Tax Line Item
Other income	$ 100,000	$ 100,000	$ 100,000